Consolidated Statement of Stockholders' (Deficit) (Parenthetical) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 04, 2014	Oct. 31, 2014	Sep. 24, 2014	Dec. 31, 2014	Nov. 13, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Conversion of bond payable related party and derivative liability per share						$ 9.00
Notes payable related party per share						6.42
Notes payable related party per share one						$ 6.42
Share exchange agreement, shares issued to parent company				6,000,000
Issuance of common shares	4,000	889,690	100		58,500
Issuance of common shares value	$ 4,000		$ 500
Issuance of common shares one	141,000
Issuance of common shares value one	$ 141,000
Issuance of Public Offering cost		$ 4,358,879			$ 292,500
Public offering value per share	$ 5.00	$ 5	$ 5.00		$ 5
Net of offering cost	$ 67,000	$ 89,360
Issuance of common shares two				400,000
Private placement value per share				$ 5
Private placement value				$ 2,000,000